COLLATERALIZED TRANSACTIONS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments Owned and Pledged as Collateral [Line Items]
Total client margin asset	$ 11,763,340,261	$ 5,955,470,924
Fulfillment of client margin financings	551,597,262	98,569,380
Fulfillment of client short sales	64,966,542	63,012,727
Securities lending to other brokers	1,579,905,163	1,251,062,827
Asset pledged as collateral with right
Financial Instruments Owned and Pledged as Collateral [Line Items]
Total collateral repledged	$ 2,196,468,967	$ 1,412,644,934